As filed with the Securities and Exchange Commission on June 28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  April 30, 2016

Item 1. Schedule of Investments.

Akre Focus Fund
SCHEDULE OF INVESTMENTS at April 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 76.5%
Capital Markets: 2.4%
145,500	Diamond Hill Investment Group, Inc. [1]	$25,500,330
2,967,500	TD Ameritrade Holding Corp.	88,520,525
		114,020,855
Communications Equipment: 2.0%
2,680,000	Ubiquiti Networks, Inc. *,1	95,461,600
Distributors: 2.3%
3,450,000	LKQ Corp. *	110,572,500
Diversified Financial Services: 6.9%
3,496,070	Moody’s Corp.	334,643,820
Industrial Conglomerates: 7.2%
1,500,000	Danaher Corp.	145,125,000
1,160,000	Roper Technologies, Inc.	204,264,400
		349,389,400
Industrial Services & Distributions: 0.5%
2,141,342	Diploma PLC	22,887,413
Insurance: 11.8%
300,000	Berkshire Hathaway, Inc. - Class B *	43,644,000
921,000	Enstar Group Ltd. *,2	145,923,240
426,000	Markel Corp. *	383,020,860
		572,588,100
Internet Software & Services: 0.2%
400,000	Alarm.com Holdings, Inc. *,1	9,124,000
IT Services: 12.8%
3,700,500	MasterCard, Inc.	358,911,495
3,400,000	Visa, Inc. [1]	262,616,000
		621,527,495
Machinery: 4.7%
7,000,000	Colfax Corp. *,2	227,010,000
Multiline Retail: 5.9%
3,600,000	Dollar Tree, Inc. *	286,956,000
Professional Services: 3.8%
2,400,000	Verisk Analytics, Inc. - Class A *	186,192,000
Software: 2.2%
100,300	ANSYS, Inc. *	9,104,231
256,000	Constellation Software, Inc.	100,045,461
		109,149,692
Specialty Retail: 9.8%
4,540,520	CarMax, Inc. *,1	240,420,534
1,507,930	Monro Muffler Brake, Inc. [1]	104,378,915
500,000	O’Reilly Automotive, Inc. *,1	131,340,000
		476,139,449
Wireless Telecommunication Services: 4.0%
1,865,000	SBA Communications Corp. *	192,169,600
TOTAL COMMON STOCKS
(Cost $2,624,682,747)		3,707,831,924
CONVERTIBLE PREFERRED STOCKS: 1.3%
Real Estate Investment Trusts: 1.3%
100,000	American Tower Corp. 5.250%, 5/15/17	10,614,000
500,000	5.500%, 2/15/18	51,840,000
20,000	Crown Castle International Corp. 4.500%, 11/1/16	2,124,300
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $61,977,581)		64,578,300
REAL ESTATE INVESTMENT TRUSTS: 11.7%
5,400,000	American Tower Corp.	566,352,000
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $424,472,045)		566,352,000

Principal Amount
ASSET BACKED BONDS: 0.9%
$8,754,123	Aberdeen Loan Funding Ltd. 1.266%, 11/1/18 [3,4]	8,637,991
33,000,000	GE Capital Credit Card Master Note Trust 0.913%, 5/15/19 [3]	33,004,415
TOTAL ASSET BACKED BONDS
(Cost $41,710,353)		41,642,406
CORPORATE BONDS: 1.0%
CAD 1,576,800	Constellation Software, Inc. 7.600%, 3/31/40 [3]	1,369,819
$47,815,000	JPMorgan Chase & Co. 3.150%, 7/5/16	48,017,449
TOTAL CORPORATE BONDS
(Cost $49,377,609)		49,387,268
MUNICIPAL BONDS: 0.4%
20,000,000	Arizona School Facilities Board 0.812%, 7/1/16	20,012,800
TOTAL MUNICIPAL BONDS
(Cost $20,003,705)		20,012,800
U.S. GOVERNMENT AGENCY ISSUE: 0.8%
38,655,000	Federal Home Loan Bank 0.375%, 6/10/16	38,658,943
TOTAL U.S. GOVERNMENT AGENCY ISSUE
(Cost $38,656,874)		38,658,943
U.S. TREASURY NOTES: 0.5%
25,000,000	United States Treasury Note 0.625%, 10/15/16	25,025,875
TOTAL U.S. TREASURY NOTES
(Cost $25,027,541)		25,025,875
SHORT-TERM INVESTMENTS: 5.5%
Commercial Paper: 4.0%
50,000,000	Collateralized Commercial Paper Co., LLC 0.702%, 5/17/16 [5]	50,008,300
50,000,000	0.884%, 9/28/16 [5]	49,829,844
25,000,000	0.955%, 10/28/16 [5]	24,886,882
27,000,000	MetLife Short Term Funding, LLC 0.571%, 7/22/16 [5]	26,964,720
20,000,000	Nestle Capital Corp. 0.531%, 8/3/16 [5]	19,969,867
20,000,000	0.531%, 8/26/16 [5]	19,961,656
		191,621,269
U.S. Treasury Bills: 1.5%
25,000,000	United States Treasury Bills 0.180%, 6/9/16 [5]	24,996,650
25,000,000	0.200%, 6/23/16 [5]	24,995,025
25,000,000	0.341%, 9/8/16 [1,5]	24,980,225
		74,971,900
TOTAL SHORT-TERM INVESTMENTS
(Cost $266,557,803)		266,593,169

Shares
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 7.8%
376,168,475	First American Prime Obligations Fund - Class Z, 0.307% [6]	376,168,475
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $376,168,475)		376,168,475
TOTAL INVESTMENTS IN SECURITIES: 106.4%
(Cost $3,928,634,733)		5,156,251,160
Liabilities in Excess of Other Assets: (6.4)%		(310,839,313)
TOTAL NET ASSETS: 100.0%		$4,845,411,847

CAD	Canadian Dollar
*	Non-income producing security
[1]
This security or a portion of this security was out on loan as of April 30, 2016.  Total loaned securities had a market value of $362,817,070 or 7.5% of net assets.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

[2]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance July 31, 2015	Purchases	Sales	Share Balance April 30, 2016	Realized Gain (Loss)	Dividend Income	Value April 30, 2016	Acquisition Cost
Colfax Corp.	5,800,000	2,200,001	1,000,001	7,000,000	$ (36,858,305)	$ -	$ 227,010,000	$ 271,005,927
Enstar Group Ltd. ^	131,724	789,276	-	921,000	$ -	$ -	$ 145,923,240	$ 139,666,093
^This security was not considered an affiliate at July 31, 2015.

[3]	Variable rate security; rate shown was the rate in effect on April 30, 2016.
[4]
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the value of this security was $8,637,991 or 0.2% of net assets.

[5]	Coupon represents the yield to maturity.
[6]	Seven-day yield as of April 30, 2016

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of April 30, 2016:
Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Securities Lending	$ 376,168,475	$ -	$ 376,168,475	$ 376,168,475	$ -	$ -

The cost basis of investments for federal income tax purposes at April 30, 2016 was as follows+:

Cost of investments	$3,929,080,245
Gross unrealized appreciation	1,299,479,628
Gross unrealized depreciation	(72,308,713)
Net unrealized appreciation	$1,227,170,915

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Akre Focus Fund’s (the “Fund”) previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semiannual report.

Summary of Fair Value Exposure at April 30, 2016 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2016. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,707,831,924	$-	$-	$3,707,831,924
Convertible Preferred Stocks	62,454,000	2,124,300	-	64,578,300
Real Estate Investment Trusts	566,352,000	-	-	566,352,000
Asset Backed Bonds	-	41,642,406	-	41,642,406
Corporate Bonds	-	49,387,268	-	49,387,268
Municipal Bonds	-	20,012,800	-	20,012,800
U.S. Government Agency Issue	-	38,658,943	-	38,658,943
U.S. Treasury Notes	-	25,025,875	-	25,025,875
Short-Term Investments	-	266,593,169	-	266,593,169
Investments Purchased with Cash Proceeds from Securities Lending	376,168,475	-	-	376,168,475
Total Investments in Securities	$4,712,806,399	$443,444,761	$-	$5,156,251,160

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)          /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date             June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date             June 27, 2016

By (Signature and Title)*        /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer/Principal Financial Officer

Date             June 27, 2016

* Print the name and title of each signing officer under his or her signature.